Restricted short-term deposits (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Restricted Cash And Investments [Line Items]
Restricted short-term deposits	$ 57,243	$ 47,741
Loans Payable
Restricted Cash And Investments [Line Items]
Debt Instrument, Collateral Amount	$ 85,000	$ 47,000